Consolidated statement of comprehensive income - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net profit		€ 4,016	€ 3,882
Items that will not be reclassified to profit or loss, net of tax:
Gains/(losses) on equity instruments measured at fair value through other comprehensive income		31	(34)
Remeasurement of defined benefit pension plans		201	(47)
Items that may be reclassified subsequently to profit or loss, net of tax:
Gains/(losses) on cash flow hedges		58	(22)
Currency retranslation gains/(losses)	[1]	756	(555)
Total comprehensive income		5,062	3,224
Attributable to:
Non-controlling interests		379	284
Shareholders’ equity		€ 4,683	€ 2,940

[1]	2024 includes a hyperinflation adjustment of €680 million (2023: €247 million) in relation to Argentina and Turkey.